Interest and other finance costs - Other Finance Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest and other finance costs
Retirement benefit net interest expense	$ (6)	$ (4)	$ (1)
Unwinding of discount	(33)	(19)	(6)
Investment income relating to deferred compensation arrangements	14
Gain on repurchase of bonds	10
Other	(1)	(5)
Other finance costs	$ (16)	$ (28)	$ (7)